SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17.	SUBSEQUENT EVENTS

The Company has evaluated its operations subsequent to December 31, 2025 to the date these consolidated financial statements were available to be issued and determined the following subsequent events and transactions required disclosure in these consolidated financial statements.

Reverse Stock Split

On January 12, 2026, the Company implemented a 1-for-3 reverse split of our outstanding shares of common stock. As a result of this reverse split, the Company’s issued and outstanding common stock decreased from 41,102,612 shares to 13,701,698 shares as of December 31, 2025. Accordingly, all share and per share information contained in these consolidated financial statements has been restated to retroactively show the effect of this reverse stock split. The conversion prices of the outstanding convertible notes and certain series of preferred stock were adjusted to reflect a proportional decrease in the number of shares of common stock to be issued upon conversion.

Bridge Loan

In December 2025 and January 2026, the Company also entered into loan agreements with two additional accredited investors, pursuant to which the Company issued to such investors (i) convertible promissory notes in the aggregate principal amount of $80,000, which also provide for a second tranche of up to an additional $80,000 upon the mutual agreement of the parties, all of which were issued in January 2026, (ii) warrants for the purchase of an aggregate of 73,334 shares of common stock, of which 33,334 were issued in December 2025 and 40,000 were issued in January 2026, and (iii) 36,667 shares of common stock, all of which were issued in January 2026, for total gross proceeds of $80,000 and net proceeds of approximately $69,500, all of which were received in January 2026.

As noted above, although one of the loan agreements and one warrant were executed in December 2025, no proceeds were received as of December 31, 2025, and the promissory note was not funded or outstanding at year-end. In accordance with ASC 405 and ASC 470, the Company will record the convertible promissory notes, the related warrants, the issuance of the common stock and any associated debt discount in the period in which the proceeds were received based on their relative fair values.

These convertible promissory notes accrue interest at a rate of twelve percent (12%) per annum, payable in shares of common stock, cash or a combination thereof at the Company’s option quarterly commencing on April 1, 2026, with all principal and accrued interest being due and payable five (5) years after issuance. If a quarterly interest payment is paid in shares of common stock, then the interest rate used in connection with such issuance shall be fifteen percent (15%) per annum. The Company may prepay the principal and accrued interest at any time without penalty upon fifteen (15) days’ notice. In addition, if the Company completes a financing of at least $2.5 million, then, if requested by a holder, the Company must repay the remaining principal and interest from the proceeds of such financing. These convertible promissory notes are unsecured and contain customary events of default for a loan of this type. These convertible promissory notes are convertible into shares of common stock at a conversion price of $0.825 (subject to standard adjustments in the event of any stock splits, stock combinations, dividends paid in common stock, stock reclassifications or similar transactions). In addition, these convertible promissory note provide that if the closing price of the Company’s common stock on the sixth (6th) month anniversary of the issuance date is less than the conversion price then in effect, then the conversion price shall be adjusted to such lower price, and also provide that if the Company issues any shares of common stock, or securities convertible into common stock, at a price that is less than the conversion price then in effect, then the conversion price shall be adjusted to such lower price, subject to certain exceptions.

All of the warrants may be exercised for a period of three years at an exercise price of $9.00 (subject to standard adjustments in the event of any stock splits, stock combinations, dividends paid in common stock, stock reclassifications, mergers, consolidations, reorganizations or similar transactions) and may be exercised on a cashless basis if there is no effective registration statement covering the shares of common stock issuable upon the exercise of the warrants.

All of the convertible promissory notes and warrants contain ownership limitations, which provide that the Company shall not effect any conversion or exercise, and a holder shall not have the right to convert or exercise any portion of a note or a warrant, to the extent that after giving effect to the issuance of common stock upon such conversion or exercise, such holder, together with its affiliates, would beneficially own in excess of 4.99% of the number of shares of common stock outstanding immediately after giving effect to the issuance of common stock upon such conversion or exercise. This limitation may be waived, up to a maximum of 9.99%, by a holder upon not less than sixty-one (61) days’ prior notice to us.

See also Note 8. Convertible Notes Payable, Note 9. Capital Stock and Note 10. Warrants.

Conversion of Deferred Compensation

On January 29, 2026, the Company entered into a conversion agreement with Alex Cunningham, the Company’s Chief Executive Officer, pursuant to which deferred compensation in the amount of $2,365,242 owed to Mr. Cunningham was cancelled in exchange for 556,528 shares of common stock. The number of shares issued was determined based on the closing market price of the Company’s common stock of $4.25 on January 28, 2026. Because the underlying compensation was fully earned and the fair value of equity issued equals the amount accrued, the settlement will be accounted for as an equity issuance with no impact on the Company’s consolidated statements of operations. The Company will record a reduction to accrued compensation and a corresponding increase to stockholders’ equity upon issuance of the shares.

On March 6, 2026, the Company entered into a conversion agreement with Daniel Thompson, the Company’s former Chairman of the Board, pursuant to which deferred compensation in the amount of $2,352,994 owed to Mr. Thompson was cancelled in exchange for 588,249 shares of common stock. The number of shares issued was determined based on the closing market price of the Company’s common stock of $4.00 on March 4, 2026. Because the underlying compensation was fully earned and the fair value of equity issued equals the amount accrued, the settlement will be accounted for as an equity issuance with no impact on the Company’s consolidated statements of operations. The Company will record a reduction to accrued compensation and a corresponding increase to stockholders’ equity upon issuance of the shares.

Compensation Resolution Agreement

On March 6, 2026, the Company entered into a lock-up and compensation resolution agreement with Daniel Thompson, the Company’s former Chairman of the Board, to resolve outstanding accrued compensation obligations. Under the agreement, the Company issued an unsecured promissory note in the principal amount of $116,666.66 bearing interest at 10% annually, payable interest-only in year one and 50% principal in each of years two and three, with all amounts due within three years. The agreement also required Mr. Thompson to execute a lock-up agreement in connection with the Company’s planned public offering.

Amendment to Series N Certificate of Designation

On January 29, 2026, the Company filed a certificate of amendment to the certificate of designation for its series N senior convertible preferred stock with the Nevada Secretary of State’s Office to amend the certificate of designation to remove the redemption provisions, which previously provided for an optional redemption by the Company and a mandatory redemption at the option of the holder in certain circumstances. As a result of this modification, the preferred stock no longer meets the criteria for classification outside of permanent equity. The $3,802,010 carrying value will be reclassified from mezzanine equity to permanent equity prospectively on the Company’s consolidated balance sheet.

Additional Stock Issuances

As described above, on November 25, 2025, the Company issued 100,000 shares of common stock to a consulting service provider. The service agreement included a provision that entitles the provider to receive additional shares in the event of a reverse stock split. The reverse stock split noted above became effective on January 12, 2026, and as a result, the Company issued 200,000 shares of common stock on January 13, 2026. The Company will recognize the incremental expense related to these shares based upon the fair value at the grant date. See also Note 9. Capital Stock.

On January 13, 2026, the Company issued a restricted stock award for 62,500 shares of common stock, of which 31,250 shares vested on the date of grant and 15,625 shares will vest on each of January 2, 2027 and January 2, 2028.

On January 14, 2026, the Company issued 13,761 shares to a service provider.